Subsequent Events (Details Narrative)	Aug. 27, 2026 $ / shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares
Subsequent Event [Line Items]
Share price		$ 9.12	$ 10.76
Subsequent Event [Member]
Subsequent Event [Line Items]
Share price	$ 0.05